Loans and Financial liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of borrowings [text block] [Abstract]
Schedule of loans and capital leases
	December 31,
	2021	2020
	U.S. Dollars in thousands

Bank loans(1)	20,038	274
Less current maturities of bank loans	2,631	238
Total Long term bank loans	$17,407	$36

Schedule of financial liabilities
	December 31,
	2021	2020
	U.S. Dollars in thousands

Contingent consideration (2)	21,995	-
Assumed liabilities (3)	61,915	-
Less current maturities	(17,986)	-
Total Long term Contingent consideration and assumed liabilities	$43,929	$-